Simplify US Small Cap PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99 .0%
iShares Core S&P Small-Cap ETF(a)(b)
(Cost $ 3,605,727 ) ........................................................... 32,783 $ 3,536,630
Number of
Contracts Notional Amount
Purchased Options – 0 .9%
Puts – Exchange-Traded – 0 .9%
iShares Russell 2000 ETF , April Strike Price $ 175 , Expires 4/14/22 ........ 180 $ 3,150,000 1,980
iShares Russell 2000 ETF , June Strike Price $ 110 , Expires 6/17/22 ........ 85 935,000 1,105
iShares Russell 2000 ETF , September Strike Price $ 110 , Expires 9/16/22 ... 90 990,000 4,860
iShares Russell 2000 ETF , December Strike Price $ 110 , Expires 12/16/22 .. 84 924,000 9,492
iShares Russell 2000 ETF , January Strike Price $ 110 , Expires 1/20/23 ..... 99 1,089,000 13,068
30,505
Total Purchased Options (Cost $ 96,836 ) ........................................................... 30,505
Total Investments – 99.9%
(Cost $ 3,702,563 ) ........................................................................... $ 3,567,135
Other Assets in Excess of Liabilities – 0 .1% ......................................................... 4,408
Net Assets – 100.0% .......................................................................... $ 3,571,543
Number of
Contracts Notional Amount
Written Option – 0.0%†
Puts – Exchange-Traded – 0.0%†
iShares Russell 2000 ETF, April Strike Price $165, Expires 4/14/22
(Premiums Received $ 32,088 ) ................................... (180) $ (2,970,000) $ (1,080)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $1,941,840 have been pledged as collateral for options as of March 31, 2022.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99 .0%
Purchased Options ............................................................................... 0 .9%
Total Investments ................................................................................ 99 .9%
Other Assets in Excess of Liabilities .................................................................. 0 .1%
Net Assets ..................................................................................... 100 .0%